Accounts Receivable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accounts Receivable
24	ACCOUNTS RECEIVABLE

(a)	Aging analysis

Aging analysis of accounts receivable, net of allowance for impairment loss of doubtful accounts is as follows:

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Within 30 days	13,711	10,974
31 - 60 days	3,002	2,726
61 - 90 days	1,798	1,540
Over 90 days	5,642	3,805

	24,153	19,045

Accounts receivable primarily comprise receivables from customers and telecommunications operators. Accounts receivable from the provision of telecommunications services to customers are mainly due for payment within one month from date of billing. Customers with balances that are overdue or exceed credit limits are required to settle all outstanding balances before any further telecommunications services can be provided. The increase of accounts receivable over 90 days is mainly due to receivables arising from other telecommunications operators and certain corporate customers that are within credit term.

Accounts receivable are expected to be recovered within one year.

(b)	Impairment of accounts receivable

Impairment loss in respect of accounts receivable is recorded using an allowance account unless the Group is satisfied that recovery of the amount is remote, in which case the impairment loss is written off against accounts receivable directly.

The following table summarizes the changes in impairment loss of doubtful accounts:

	2017	2016
	Million	Million

As of January 1	5,762	6,549
Impairment loss recognized	3,415	3,797
Accounts receivable written off	(3,509)	(4,584)

As of December 31	5,668	5,762

(c)	Past due but not impaired

The aging analysis of the accounts receivable that are past due but not impaired is as follows:

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Past due within 1 month	848	577

As of December 31, 2017, accounts receivable of RMB848,000,000 (2016: RMB577,000,000) were past due but not impaired. Receivables that were past due but not impaired relate to a number of independent customers that have a good track record with the Group. Based on past experience, management believes that no impairment allowance is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered fully recoverable.

Remaining receivables that were neither past due nor impaired relate to a wide range of customers for which there was no recent history of default. The Group does not hold any collateral over these balances.